Granted Options (Detail) - 2006 Plan - $ / shares	1 Months Ended	12 Months Ended
	Aug. 14, 2013	Jun. 30, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options Issued	0	4,450
Exercise Price Per Share		$ 1,523.08
Award Date One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options Issued		3,600
Exercise Price Per Share		$ 1,850
Award Date Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options Issued		850
Exercise Price Per Share		$ 100